K&L Gates LLP

One Lincoln Street

Boston, Massachusetts 02111

March 23, 2023

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	DriveWealth ETF Trust (the “Trust”) (SEC File Nos. 333-268359; 811-23837)
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted herewith, pursuant to the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended is Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A relating to DriveWealth ICE 100 Index ETF (the “Fund”), a series of the Trust.

This filing has been redlined to indicate changes that have been made to the Registration Statement since the initial filing on November 15, 2022.

If you have any questions concerning this filing, please contact the undersigned at (617) 951-9168, or Keri Riemer, Esq. of K&L Gates LLP at (212) 536-4809 or Richard Kerr, Esq. of K&L Gates LLP at (617) 261-3166.

Sincerely,

/s/ Julia M. Williams
Julia M. Williams